FINANCIAL INSTRUMENTS (Details 14) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	$ 1,122,842	$ 1,000,241
Non-current financial liabilities at amortised cost	5,194,756	5,823,961
Financial liabilities at amortised cost	6,317,598	6,824,202
Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	339,206	306,358
Non-current financial liabilities at amortised cost	5,078,783	5,675,846
Financial liabilities at amortised cost	5,417,989	5,982,204
Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	49,603	63,640
Non-current financial liabilities at amortised cost	133,701	148,115
Financial liabilities at amortised cost	163,304	211,755
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	731,456	626,504
Non-current financial liabilities at amortised cost	2,272	0
Financial liabilities at amortised cost	733,728	626,504
Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	2,577	3,739
Non-current financial liabilities at amortised cost	0	0
Financial liabilities at amortised cost	$ 2,577	$ 3,739